Operating Lease	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
OPERATING LEASE

NOTE 13 – OPERATING LEASE

In accordance with ASC 842, the Company measured and recognized a right of use asset of $670,604 and lease liability of $728,476 as of December 31, 2019. The adoption of ASC 842 had an immaterial effect on the audited consolidated balance sheet as of January 1, 2019.

On December 31, 2018 and July 15, 2019, the Company entered into two 2-year lease agreements with third parties for office space. Pursuant to the Lease Agreements, the monthly payments are RMB14,500 (approximately $2,000) and RMB294,896 (approximately $43,000). The Lease Agreements will expire on December 31, 2020 and August 15, 2021, respectively.

The following table shows the total lease cost and the cash flows arising from the two operating leases, and information about weighted-average remaining lease term and weighted-average discount rate.

December 31, 2019
Lease cost
Operating lease cost	$184,326
Short term lease	440,710
Total lease cost	$625,036

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$566,512
Right-of-use assets obtained in exchange for new operating lease liabilities	58,524
Weighted-average remaining lease term - operating lease	19 months
Weighted-average discount rate - operating lease	6.75%

As of December 31, 2019, future minimum lease payments on operating leases were as follows:

December 31, 2019
Maturity of lease liabilities
2020	$547,320
2021	301,941
Total minimum lease payments	$849,261
Short term lease	(80,719)
Imputed interest	(40,066)
Present value of minimum lease payments	$728,476
Less: classified as current liabilities	(431,995)
Non-current liabilities	$296,481